Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Development of contract liabilities is presented in the table below:

Development of contract liabilities is presented in the table below:

€ in thousand	2021	2020
Balance as at January 1	89,636	1,426
Revenue recognition	(89,364)	(594)
Exchange rate differences	7	101
Addition	128,479	88,703
Balance as at December 31	128,758	89,636
Less non-current portion	(4,741)	(58)
Current portion	124,017	89,578